TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Carryforward losses and tax credit	$ 6,962	$ 7,175
Deferred revenues	4,158	4,967
Temporary differences	6,071	4,484
Deferred tax assets before valuation allowance	17,191	16,626
Valuation allowance	(1,992)	(1,477)
Net deferred tax assets	15,199	15,149	$ 7,451
Intangible assets, including goodwill	(4,699)	(5,140)
Depreciable assets	(2,024)	(1,497)
Unrealized gains on marketable securities	(453)	(388)
Deferred tax liability	(7,176)	(7,025)
Net deferred tax assets	$ 8,023	$ 8,124